Commitments and Contingency	12 Months Ended
Dec. 31, 2024
Commitments and Contingency [Abstract]
COMMITMENTS AND CONTINGENCY

NOTE 20 – COMMITMENTS AND CONTINGENCY

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. As of December 31, 2024, the Company was not aware of any litigation or proceedings against it.